Income Taxes (Details) $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Income tax rate	$ 255,586	$ 2
Income tax rate	16.50%	16.50%
Tax rate	16.50%	16.50%
Tax rate on assessable profits	16.50%	16.50%
Statutory tax rates	16.50%	16.50%
Net operating loss carryforwards (in Dollars)	$ 1,300,259		$ 611,394
Investigation tax authority	10 years	10 years
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	$ 255,586	$ 2
Assessable profits	8.25%	8.25%
Income tax expense (benefits) tax rate, percentage	16.50%	16.50%
Net operating loss carryforwards (in Dollars)	$ 214,543		$ 52,750
Investigation tax authority	6 years	6 years
Deferred Income Tax Charge [Member]
Income Taxes [Line Items]
Statutory tax rates	100.00%	100.00%